UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ACR Multi-Strategy Quality Return (MQR) Fund

Class A Shares

(Ticker Symbol: MQRAX)

Class I Shares

(Ticker Symbol: MQRIX)

ACR International Quality Return (IQR) Fund

Class A Shares

(Ticker Symbol: IQRAX)

Class I Shares

(Ticker Symbol: IQRIX)

SEMI-ANNUAL REPORT

May 31, 2018

ACR Funds

Each a series of Investment Managers Series Trust II

Table of Contents

ACR Multi-Strategy Quality Return (MQR) Fund
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
ACR International Quality Return (IQR) Fund
Schedule of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19
Expense Examples	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the ACR Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.acr-investfunds.com

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 69.3%
	Communications – 15.2%
235,852	CenturyLink, Inc. [4]	$4,297,224
194,749	Liberty Global PLC*1	5,390,652
150,133	Liberty Latin America Ltd. - Class C*1,4	3,224,857
580,386	Vodafone Group PLC[1]	1,483,020
106,855	Vodafone Group PLC - ADR[4]	2,770,750
		17,166,503

	Consumer Discretionary – 16.2%
45,108	Advance Auto Parts, Inc.	5,801,791
14,000	Cie Plastic Omnium S.A.	647,062
454,933	Domino's Pizza Group PLC	2,295,528
85,900	General Motors Co.	3,667,930
499,820	Howden Joinery Group PLC	3,326,198
59,768	Tenneco, Inc. [4]	2,640,551
		18,379,060

	Consumer Staples – 0.2%
2,827	Danone S.A. [1]	222,597

	Energy – 0.4%
36,282	Comstock Resources, Inc.*	417,243

	Financials – 15.9%
3,000	Fairfax Financial Holdings Ltd.	1,684,452
7,301	Fairfax Financial Holdings Ltd.[1,4]	4,087,538
28,932	Howard Hughes Corp.*	3,652,086
24,711	JPMorgan Chase & Co. [4]	2,644,324
159,648	Kingstone Cos., Inc. [4]	2,785,857
35,000	MBIA, Inc.*	286,300
123,630	Power Corp. of Canada	2,880,505
		18,021,062

	Health Care – 5.9%
72,335	Express Scripts Holding Co.* 4	5,483,716
7,434	Johnson & Johnson[4]	889,255
5,000	Merck & Co., Inc. [4]	297,650
		6,670,621

	Industrials – 9.8%
668,398	Eurocell PLC[1]	2,096,795
105,944	Johnson Controls International PLC[1]	3,555,481
77,498	SPX Corp.*	2,655,081
63,773	SPX FLOW, Inc.* 4	2,778,590
		11,085,947

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	MATERIALS – 1.0%
108,700	Resolute Forest Products, Inc.* 4	$1,168,525

	TECHNOLOGY – 4.7%
14,954	Dell Technologies, Inc. - Class V*4	1,206,190
41,868	Microsoft Corp. [4]	4,138,233
		5,344,423

	Total Common Stocks (Cost $67,782,886)	78,475,981

Principal Amount
	Corporate Bonds – 3.2%
	Energy – 3.2%
	Comstock Resources, Inc.
$1,537,577	7.750%, 4/1/2019[2,3]	1,523,207
2,053,100	9.500%, 6/15/2020[2,3]	2,062,025
		3,585,232

	Total Corporate Bonds (Cost $3,104,729)	3,585,232

Number of Shares
	Preferred Stocks – 2.7%
	Energy – 2.7%
3,028	Elk Petroleum, Inc. Series A5,6,7	3,028,000

	Total Preferred Stocks (Cost $3,028,000)	3,028,000

Number of Contracts
	Purchased Options Contracts – 0.1%
	Put Options – 0.1%
	iShares iBoxx $ High Yield Corporate Bond ETF
862	Exercise Price: $83.00, Notional Amount: $7,154,600, Expiration Date: September 21, 2018*	97,406

	Total Put Options (Cost $84,576)	97,406

	Total Purchased Options Contracts (Cost $84,576)	97,406

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value
	U.S. Treasury Bills – 10.5%
	United States Treasury Bill
$6,000,000	0.000%, 6/28/2018	$5,992,206
6,000,000	0.000%, 8/30/2018[4]	5,971,650
		11,963,856

	Total U.S. Treasury Bills (Cost $11,964,615)	11,963,856

	U.S. Treasury Notes – 6.0%
6,792,000	United States Treasury Note 2.250%, 7/31/2018	6,796,788

	Total U.S. Treasury Notes (Cost $6,803,817)	6,796,788

Number of Shares
	Short-Term Investments – 11.0%
12,506,797	Federated Treasury Obligations Fund - Institutional Class, 1.63%[8]	12,506,797

	Total Short-Term Investments (Cost $12,506,797)	12,506,797

	Total Investments – 102.8% (Cost $105,275,420)	116,454,060
	Liabilities in Excess of Other Assets – (2.8)%	(3,186,360)

	Total Net Assets – 100.0%	$113,267,700

	Securities Sold Short – (11.8)%
	Common Stocks – (1.1)%
(8,814)	VMware, Inc. - Class A*	(1,211,749)

	Total Common Stocks (Proceeds $773,100)	(1,211,749)

	Exchange-Traded Funds – (10.7)%
(74,815)	iShares Russell 2000 ETF	(12,177,637)

	Total Exchange-Traded Funds (Proceeds $10,782,319)	(12,177,637)

	Total Securities Sold Short (Proceeds $11,555,419)	$(13,389,386)

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Number of Contracts		Value
	WRITTEN Options Contracts – (0.0)%
	Put Options – (0.0)%
	iShares iBoxx $ High Yield Corporate Bond ETF
(862)	Exercise Price: $77.00, Notional Amount: $(6,637,400), Expiration Date: September 21, 2018*	$(21,550)

	Total Put Options (Proceeds $18,856)	(21,550)

	Total WRITTEN Options Contracts (Proceeds $18,856)	$(21,550)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Convertible security.
[3]	Callable.
[4]	All or a portion of this security is segregated as collateral for securities sold short.
[5]	Security in a privately owned company.
[6]	Illiquid Security, represents 2.7% of Net Assets. The total value of this security is $3,028,000.
[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 2.7% of Net Assets. The aggregate value of these securities is $3,028,000.
[8]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

Summary of Investments

As of May 31, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	16.2%
Financials	15.9%
Communications	15.2%
Industrials	9.8%
Health Care	5.9%
Technology	4.7%
Materials	1.0%
Energy	0.4%
Consumer Staples	0.2%
Total Common Stocks	69.3%
Corporate Bonds	3.2%
Preferred Stocks	2.7%
Purchased Options Contracts	0.1%
U.S. Treasury Bills	10.5%
U.S. Treasury Notes	6.0%
Short-Term Investments	11.0%
Total Investments	102.8%
Liabilities in Excess of Other Assets	(2.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $105,190,844)	$116,356,654
Purchased options, at value (cost $84,576)	97,406
Cash deposited with broker	9,860,217
Receivables:
Investment securities sold	91,300
Fund shares sold	198,054
Dividends and interest	222,938
Prepaid expenses	23,257
Total assets	126,849,826

Liabilities:
Securities sold short, at value (proceeds $11,555,419)	13,389,386
Written options contracts, at value (proceeds $18,856)	21,550
Payables:
Fund shares redeemed	14,184
Advisory fees	65,481
Shareholder servicing fees (Note 8)	5,760
Distribution fees (Note 7)	1,218
Broker fees	30,807
Fund administration fees	14,265
Fund accounting fees	9,425
Auditing fees	7,498
Transfer agent fees and expenses	6,132
Legal fees	4,277
Trustees' deferred compensation (Note 3)	3,484
Custody fees	2,342
Chief Compliance Officer fees	1,169
Trustees' fees and expenses	795
Accrued other expenses	4,353
Total liabilities	13,582,126

Net Assets	$113,267,700

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$101,566,659
Accumulated net investment income	855,613
Accumulated net realized gain on investments	1,503,540
Net unrealized appreciation (depreciation) on:
Investments	11,165,810
Purchased options contracts	12,830
Securities sold short	(1,833,967)
Written options contracts	(2,694)
Foreign currency translations	(91)
Net Assets	$113,267,700

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$6,544,050
Shares of beneficial interest issued and outstanding	569,003
Redemption price per share	11.50
Maximum sales charge (5.75% of offering price)*	0.70
Maximum offering price to public	$12.20

Class I Shares:
Net assets applicable to shares outstanding	$106,723,650
Shares of beneficial interest issued and outstanding	9,232,669
Redemption price	$11.56

*	On sales of $25,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.

 See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $23,251)	$808,991
Interest	848,454
Total investment income	1,657,445

Expenses:
Advisory fees	510,551
Broker fees	152,334
Fund administration fees	61,751
Dividends on securities sold short	51,383
Fund accounting fees	36,883
Transfer agent fees and expenses	33,480
Shareholder servicing fees - Class I (Note 8)	28,979
Registration fees	19,159
Legal fees	10,471
Custody fees	8,851
Shareholder reporting fees	8,754
Auditing fees	7,480
Trustees' fees and expenses	6,742
Distribution fees (Note 7)	6,693
Miscellaneous	5,528
Chief Compliance Officer fees	4,051
Insurance fees	1,600
Shareholder servicing fees - Class A (Note 8)	803
Total expenses	955,493
Advisory fees waived	(150,939)
Fees paid indirectly (Note 3)	(2,753)
Net expenses	801,801
Net investment income	855,644

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	1,531,910
Foreign currency transactions	13,218
Net realized gain	1,545,128
Net change in unrealized appreciation/depreciation on:
Investments	1,861,612
Purchased options contracts	12,830
Securities sold short	(981,808)
Written options contracts	(2,694)
Foreign currency translations	(906)
Net change in unrealized appreciation/depreciation	889,034
Net realized and unrealized gain	2,434,162

Net Increase in Net Assets from Operations	$3,289,806

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$855,644	$84,414
Net realized gain on investments, securities sold short and foreign currency transactions	1,545,128	1,151,874
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, written options contracts and foreign currency translations	889,034	6,804,577
Net increase in net assets resulting from operations	3,289,806	8,040,865

Distributions to Shareholders:
From net investment income:
Class I	(76,703)	-
From net realized gain:
Class A	(58,940)	(36,068)
Class I	(1,099,944)	(770,173)
Total distributions to shareholders	(1,235,587)	(806,241)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,918,975	2,841,982
Class I	25,426,059	49,196,851
Reinvestment of distributions:
Class A	54,130	31,537
Class I	1,075,402	599,343
Cost of shares redeemed:
Class A1	(282,975)	(824,499)
Class I2	(11,772,407)	(16,192,685)
Net increase in net assets from capital transactions	16,419,184	35,652,529

Total increase in net assets	18,473,403	42,887,153

Net Assets:
Beginning of period	94,794,297	51,907,144
End of period	$113,267,700	$94,794,297

Accumulated net investment income	$855,613	$76,672

Capital Share Transactions:
Shares sold:
Class A	167,285	269,434
Class I	2,201,718	4,632,986
Shares reinvested:
Class A	4,790	3,095
Class I	94,833	58,702
Shares redeemed:
Class A	(24,606)	(77,368)
Class I	(1,020,163)	(1,532,220)
Net increase in capital share transactions	1,423,857	3,354,629

[1]	Net of redemption fee proceeds of $2 and $705, respectively.
[2]	Net of redemption fee proceeds of $4,204 and $4,428, respectively.

 See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months	For the Year Ended November 30,		For the Period December 31, 2014*
	Ended			through
	May 31, 2018 (Unaudited)	2017	2016	November 30, 2015
Net asset value, beginning of period	$11.26	$10.31	$9.84	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	(0.01)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts and foreign currency	0.30	1.12	0.49	(0.10)
Total from investment operations	0.38	1.11	0.47	(0.16)

Less Distributions:
From net realized gain	(0.14)	(0.16)	- [2]	-
Total distributions	(0.14)	(0.16)	- [2]	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$11.50	$11.26	$10.31	$9.84

Total return[3]	3.37%[4]	10.90%	4.79%	(1.60)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,544	$4,748	$2,333	$445

Ratio of expenses to average net assets (including dividends on securities sold short and broker fees):
Before fees waived, expenses absorbed and fees paid indirectly	2.08%[5,6]	2.07%[6]	2.25%[6]	3.58%[5,6]
After fees waived, expenses absorbed and fees paid indirectly	1.78%[5,6]	1.66%[6]	1.61%[6]	1.43%[5,6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.17%[5]	(0.49)%	(0.85)%	(2.78)%[5]
After fees waived, expenses absorbed and fees paid indirectly	1.47%[5]	(0.08)%	(0.21)%	(0.63)%[5]

Portfolio turnover rate	13%[4]	33%	14%	5%[4]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends on securities sold short and broker fees had been excluded, the expense ratios would have been lowered by 0.40% for the six months ended May 31, 2018. For the periods ended November 30, 2017, 2016 and 2015, the ratios would have been lowered by 0.29%, 0.24% and 0.06%, respectively.

 See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months	For the Year Ended November 30,		For the Period December 31, 2014*
	Ended May 31, 2018 (Unaudited)	2017	2016	through November 30, 2015
Net asset value, beginning of period	$11.32	$10.33	$9.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.10	0.01	- [2]	(0.04)
Net realized and unrealized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts and foreign currency	0.29	1.14	0.48	(0.11)
Total from investment operations	0.39	1.15	0.48	(0.15)

Less Distributions:
From net investment income	(0.01)	-	-	-
From net realized gain	(0.14)	(0.16)	- [2]	-
Total distributions	(0.15)	(0.16)	- [2]	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$11.56	$11.32	$10.33	$9.85

Total return[3]	3.44%[4]	11.27%	4.89%	(1.50)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$106,724	$90,046	$49,574	$17,769

Ratio of expenses to average net assets (including dividends on securities sold short and broker fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.86%[5,6]	1.86%[6]	2.05%[6]	3.36%[5,6]
After fees waived, expenses absorbed and fees paid indirectly	1.56%[5,6]	1.45%[6]	1.41%[6]	1.21%[5,6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.39%[5]	(0.28)%	(0.65)%	(2.56)%[5]
After fees waived, expenses absorbed and fees paid indirectly	1.69%[5]	0.13%	(0.01)%	(0.41)%[5]

Portfolio turnover rate	13%[4]	33%	14%	5%[4]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends on securities sold short and broker fees had been excluded, the expense ratios would have been lowered by 0.40% for the six months ended May 31, 2018. For the periods ended November 30, 2017, 2016 and 2015, the ratios would have been lowered by 0.29%, 0.24% and 0.06%, respectively.

 See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 53.6%
	Canada – 4.7%
1,600	Fairfax Financial Holdings Ltd. [1]	$898,374

	France – 5.4%
13,300	Cie Plastic Omnium S.A.	614,709
5,380	Danone S.A. [1]	411,966
		1,026,675
	Ireland – 5.2%
29,721	Johnson Controls International PLC[1]	997,437

	Norway – 4.3%
100,743	Multiconsult A.S.A.[2]	811,137

	Switzerland – 2.3%
3,850	Sulzer A.G.	441,151

	United Kingdom – 29.4%
137,408	Domino's Pizza Group PLC	693,341
382,000	Eurocell PLC	1,198,352
123,500	Howden Joinery Group PLC	821,867
38,978	Liberty Global PLC*1	1,078,911
40,100	Liberty Latin America Ltd. - Class C*1	861,348
35,600	Vodafone Group PLC - ADR	923,108
		5,576,927
	United States – 2.3%
9,886	SPX FLOW, Inc.*	430,733

	Total Common Stocks (Cost $10,097,425)	10,182,434

	Short-Term Investments – 46.3%
8,799,293	Federated Treasury Obligations Fund - Institutional Class, 1.63%[3]	8,799,293

	Total Short-Term Investments (Cost $8,799,293)	8,799,293

	Total Investments – 99.9% (Cost $18,896,718)	18,981,727
	Other Assets in Excess of Liabilities – 0.1%	14,438

	Total Net Assets – 100.0%	$18,996,165

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2018 (Unaudited)

[2]	Illiquid Security, represents 4.3% of Net Assets. The total value of these securities is $811,137.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

SUMMARY OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrials	20.4%
Communications	15.1%
Consumer Discretionary	11.2%
Financials	4.7%
Consumer Staples	2.2%
Total Common Stocks	53.6%
Short-Term Investments	46.3%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $18,896,718)	$18,981,727
Receivables:
Dividends and interest	27,294
Due from Advisor	6,204
Prepaid expenses	20,381
Total assets	19,035,606

Liabilities:
Payables:
Shareholder servicing fees (Note 8)	1,183
Distribution fees (Note 7)	1
Auditing fees	7,347
Fund accounting fees	5,097
Transfer agent fees and expenses	4,575
Fund administration fees	4,097
Trustees' deferred compensation (Note 3)	3,484
Legal fees	3,268
Custody fees	2,409
Chief Compliance Officer fees	1,399
Offering costs	1,062
Trustees' fees and expenses	681
Accrued other expenses	4,838
Total liabilities	39,441

Net Assets	$18,996,165

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$18,248,008
Accumulated net investment income	62,994
Accumulated net realized gain on investments	600,508
Net unrealized appreciation (depreciation) on:
Investments	85,009
Foreign currency translations	(354)
Net Assets	$18,996,165

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$5,528
Shares of beneficial interest issued and outstanding	504
Redemption price per share	10.97
Maximum sales charge (5.75% of offering price)*	0.67
Maximum offering price to public	$11.64

Class I Shares:
Net assets applicable to shares outstanding	$18,990,637
Shares of beneficial interest issued and outstanding	1,729,378
Redemption price	$10.98

*	On sales of $25,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $11,477)	$114,649
Interest	49,784
Total investment income	164,433

Expenses:
Advisory fees	84,540
Fund administration fees	27,349
Fund accounting fees	24,272
Transfer agent fees and expenses	20,613
Registration fees	19,447
Legal fees	8,976
Shareholder servicing fees - Class I (Note 8)	8,427
Custody fees	8,060
Auditing fees	7,480
Trustees' fees and expenses	6,278
Chief Compliance Officer fees	4,051
Miscellaneous	3,242
Offering costs	2,971
Shareholder reporting fees	1,883
Insurance fees	1,753
Distribution fees (Note 7)	7
Total expenses	229,349
Advisory fees waived	(84,540)
Other expenses absorbed	(41,092)
Fees paid indirectly (Note 3)	(2,289)
Net expenses	101,428
Net investment income	63,005

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	603,679
Foreign currency transactions	(3,162)
Net realized gain	600,517
Net change in unrealized appreciation/depreciation on:
Investments	(377,252)
Foreign currency translations	(370)
Net change in unrealized appreciation/depreciation	(377,622)
Net realized and unrealized gain	222,895

Net Increase in Net Assets from Operations	$285,900

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Period December 30, 2016* through November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$63,005	$22,876
Net realized gain on investments and foreign currency transactions	600,517	100,541
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(377,622)	462,277
Net increase in net assets resulting from operations	285,900	585,694

Distributions to Shareholders:
From net investment income:
Class A	(5)	-
Class I	(35,218)	-
From net realized gain:
Class A	(37)	-
Class I	(100,793)	-
Total distributions to shareholders	(136,053)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	-	5,000
Class I	4,596,829	13,998,920
Reinvestment of distributions:
Class A	41	-
Class I	136,012	-
Cost of shares redeemed:
Class I1	(208,199)	(267,979)
Net increase in net assets from capital transactions	4,524,683	13,735,941

Total increase in net assets	4,674,530	14,321,635

Net Assets:
Beginning of period	14,321,635	-
End of period	$18,996,165	$14,321,635

Accumulated net investment income	$62,994	$35,212

Capital Share Transactions:
Shares sold:
Class A	-	500
Class I	414,867	1,346,635
Shares reinvested:
Class A	4	-
Class I	12,629	-
Shares redeemed:
Class I	(19,145)	(25,608)
Net increase in capital share transactions	408,355	1,321,527

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $11 and $51, respectively.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Period December 30, 2016* through November 30, 2017
Net asset value, beginning of period	$10.82	$10.00
Income from Investment Operations:
Net investment income[1]	0.03	0.01
Net realized and unrealized gain on investments and foreign currency	0.20	0.81
Total from investment operations	0.23	0.82

Less Distributions:
From net investment income	(0.01)	-
From net realized gain	(0.07)	-
Total distributions	(0.08)	-

Net asset value, end of period	$10.97	$10.82

Total return[2]	2.16%[3]	8.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6	$6

Ratio of expenses to average net assets:
Before fees waived, expenses absorbed and fees paid indirectly	2.85%[4]	4.22%[4]
After fees waived, expenses absorbed and fees paid indirectly	1.34%[4]	1.35%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived, expenses absorbed and fees paid indirectly	(0.90)%[4]	(2.79)%[4]
After fees waived, expenses absorbed and fees paid indirectly	0.61%[4]	0.08%[4]

Portfolio turnover rate	33%[3]	9%[3]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Period December 30, 2016* through November 30, 2017
Net asset value, beginning of period	$10.84	$10.00
Income from Investment Operations:
Net investment income[1]	0.04	0.02
Net realized and unrealized gain on investments and foreign currency	0.20	0.82
Total from investment operations	0.24	0.84

Less Distributions:
From net investment income	(0.03)	-
From net realized gain	(0.07)	-
Total distributions	(0.10)	-

Redemption fee proceeds[1]	- [5]	- [5]

Net asset value, end of period	$10.98	$10.84

Total return[2]	2.23%[3]	8.40%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,990	$14,316

Ratio of expenses to average net assets:
Before fees waived, expenses absorbed and fees paid indirectly	2.71%[4]	4.06%[4]
After fees waived, expenses absorbed and fees paid indirectly	1.20%[4]	1.19%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived, expenses absorbed and fees paid indirectly	(0.76)%[4]	(2.62)%[4]
After fees waived, expenses absorbed and fees paid indirectly	0.75%[4]	0.25%[4]

Portfolio turnover rate	33%[3]	9%[3]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

ACR Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2018 (Unaudited)

Note 1 – Organization

ACR Multi-Strategy Quality Return (MQR) Fund and ACR International Quality Return (IQR) Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ACR Multi-Strategy Quality Return (MQR) Fund seeks to preserve capital from permanent loss during periods of economic decline, and to provide above average absolute and relative returns in the long run. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I.

The ACR International Quality Return (IQR) Fund seeks to protect capital from permanent impairment while providing a return above both the Fund’s cost of capital and above the Fund’s benchmark over a full market cycle. The Fund commenced investment operations on December 30, 2016, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Short-Term Investments

The ACR International Quality Return (IQR) Fund invests a significant amount (46.3% as of May 31, 2018) in the Federated Treasury Obligations Fund (“TOIXX”). TOIXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. Each Fund may also hold cash.

TOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per January 31, 2018 Semi-Annual report of Federated Treasury Obligations Fund was 0.20%.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

The ACR International Quality Return (IQR) Fund incurred offering costs of approximately $32,848, which are being amortized over a one-year period from December 30, 2016 (commencement of operations).

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2015 - 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

(h) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with ACR Alpine Capital Research, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until March 31, 2019 for the Funds, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

		Total Limit on Annual	Total Limit on Annual
	Investment	Operating Expenses	Operating Expenses
	Advisory Fees	Class A Shares†	Class I Shares†
ACR Multi-Strategy Quality Return (MQR) Fund	1.00%	1.40%	1.25%
ACR International Quality Return (IQR) Fund	1.00%	1.40%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended May 31, 2018, the Advisor waived a portion of its fees and absorbed other expenses totaling $150,939 for the ACR Multi-Strategy Quality Return (MQR) Fund and $125,632 for the ACR International Quality Return (IQR) Fund, respectively. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2018, the amount of these potentially recoverable expenses were $956,624 and $388,028, respectively. The Advisor may recapture all or a portion of this amount no later than November 30 of the years stated below:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
2018	$265,501	$-
2019	257,928	-
2020	282,256	262,396
2021	150,939	125,632
Total	$956,624	$388,028

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2018, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At May 31, 2018, the cost of securities and the proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Cost of investments	$93,761,554	$18,896,718

Gross unrealized appreciation	$13,683,333	$644,622
Gross unrealized depreciation	(4,380,213)	(559,613)

Net unrealized appreciation on investments and securities sold short	$9,303,120	$85,009

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

As of November 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Undistributed ordinary income	$76,672	$136,033
Undistributed long-term capital gains	1,158,849	-
Accumulated earnings	1,235,521	136,033

Accumulated capital and other losses	-	-
Unrealized appreciation on investments and securities sold short	8,410,486	462,261
Unrealized appreciation on foreign currency translations	815	16
Total accumulated earnings	$9,646,822	$598,310

The tax character of distributions paid during the periods ended November 30, 2017 and November 30, 2016, respectively, was as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund		ACR International Quality Return (IQR) Fund
Distribution paid from:	2017	2016	2017
Ordinary income	$552,017	$3,109	$-
Net long-term capital gains	254,224	-	-
Total taxable distributions	$806,241	$3,109	$-

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2018 and year ended November 30, 2017, the ACR Multi-Strategy Quality Return (MQR) Fund received $4,206 and $5,133, respectively, in redemption fees. For the six months ended May 31, 2018 and the period December 30, 2016 (commencement of operations) through November 30, 2017, the ACR International Quality Return (IQR) Fund received $11 and $51 in redemption fees, respectively.

Note 6 – Investment Transactions

For the six months ended May 31, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
ACR Multi-Strategy Quality Return (MQR) Fund	$28,453,306	$10,727,280	$5,562,970	$285,016
ACR International Quality Return (IQR) Fund	5,264,765	3,095,335	-	-

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I shares do not pay any distribution fees.

For the six months ended May 31, 2018, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.05% of average daily net assets of Class A shares and 0.15% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2018, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2018, in valuing the Funds’ assets carried at fair value:

ACR Multi-Strategy Quality Return (MQR) Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks	$70,501,576	$7,974,405	$-	$78,475,981
Corporate Bond	-	3,585,232	-	3,585,232
Preferred Stocks	-	-	3,028,000	3,028,000
Purchased Options Contracts	97,406	-	-	97,406
U.S. Treasury Bills	-	11,963,856	-	11,963,856
U.S. Treasury Notes	-	6,796,788	-	6,796,788
Short-Term Investments	12,506,797	-	-	12,506,797
Total Assets	$83,105,779	$30,320,281	$3,028,000	$116,454,060

Liabilities
Securities Sold Short
Common Stocks	$1,211,749	$-	$-	$1,211,749
Exchange-Traded Funds	12,177,637	-	-	12,177,637
Written Options Contracts	21,550	-	-	21,550
Total Liabilities	$13,410,936	$-	$-	$13,410,936

ACR International Quality Return (IQR) Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks	$6,388,263	$3,794,171	$-	$10,182,434
Short-Term Investments	8,799,293	-	-	8,799,293
Total Assets	$15,187,556	$3,794,171	$-	$18,981,727

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

The following is a reconciliation of transfers between Levels for the ACR Multi-Strategy Quality Return (MQR) Fund and ACR International Quality Return (IQR) Fund from November 30, 2017 to May 31, 2018, represented by recognizing the May 31, 2018 market value of securities:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Transfers into Level 1	$2,096,795	$1,198,352
Transfers out of Level 1	-	(441,151)
Net transfers in (out) of Level 1	$2,096,795	$757,201

Transfers into Level 2	$-	$441,151
Transfers out of Level 2	(2,096,795)	(1,198,352)
Net transfers in (out) of Level 2	$(2,096,795)	$(757,201)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

ACR Multi-Strategy Quality Return (MQR) Fund
Beginning balance November 30, 2017	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	3,028,000
Net sales	-
Balance as of May 31, 2018	$3,028,000

As of May 31, 2018, ACR Multi-Strategy Quality Return (MQR) Fund held a Level 3 Series A perpetual preferred stock in Elk Petroleum, Inc. (EPI, a Delaware limited liability company). The preferred stock is valued using an invested capital (cost) valuation methodology as determined in good faith by the Fund’s advisor, reviewed and approved by the Valuation Committee.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of May 31, 2018 by risk category are as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$97,406	Written options contracts, at value	$21,550
Total		$97,406		$21,550

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2018 are as follows:

ACR Multi-Strategy Quality Return (MQR) Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$12,830	$(2,694)	$10,136
Total	$12,830	$(2,694)	$10,136

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of May 31, 2018 are as follows:

ACR Multi-Strategy Quality Return (MQR) Fund
Derivatives not designated as hedging instruments	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$2,384,867
Options Contracts - Written	Average Notional Value	$(2,212,467)

Note 12 - Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 - Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

ACR Funds

EXPENSE EXAMPLES

For the Six Months Ended May 31, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
ACR Multi-Strategy Quality Return (MQR) Fund		12/1/17	5/31/18	12/1/17 – 5/31/18
Class A	Actual Performance	$1,000.00	$1,033.70	$9.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.06	8.94
Class I	Actual Performance	1,000.00	1,034.40	7.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.16	7.84

*	Expenses are equal to the Fund’s annualized expense ratios of 1.78% and 1.56% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

ACR Funds

EXPENSE EXAMPLES – Continued

For the Six Months Ended May 31, 2018 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
ACR International Quality Return (IQR) Fund		12/1/17	5/31/18	12/1/17 – 5/31/18
Class A	Actual Performance	$1,000.00	$1,021.60	$6.73
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.27	6.72
Class I	Actual Performance	1,000.00	1,022.30	6.05
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.04

*	Expenses are equal to the Fund’s annualized expense ratios of 1.34% and 1.20% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

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ACR Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

ACR Alpine Capital Research, LLC

8000 Maryland Avenue, Suite 700

Saint Louis, Missouri 63105

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
ACR Multi-Strategy Quality Return (MQR) Fund – Class A	MQRAX	46141T 703
ACR Multi-Strategy Quality Return (MQR) Fund – Class I	MQRIX	46141T 802
ACR International Quality Return (IQR) Fund – Class A	IQRAX	46141T 661
ACR International Quality Return (IQR) Fund – Class I	IQRIX	46141T 653

Privacy Principles of the ACR Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the ACR Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 955-9552 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (855) 955-9552 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (855) 955-9552. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 955-9552.

ACR Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (855) 955-9552

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	8/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	8/9/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/9/2018